FAIR VALUE MEASUREMENT (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Transfers out of Level 3 upon election of ASC 2017-11	$ 175,975
Level 3 [Member]
Beginning Balance	175,975
Transfers out of Level 3 upon election of ASC 2017-11	(175,975)
Ending Balance			$ 175,975
Debt Derivative Liability [Member]
Fair value of debt derivative, Beginning	0	5,115,280	5,115,280	$ 170,531
Initial fair value of debt derivative at note issuance			11,023,244	2,537,229
Transfers out of Level 3 upon conversion and settlement of notes			(1,146,201)	(262,271)
Transfers out of Level 3 upon note modification			(30,806,073)
Mark-to-market:
Embedded derivative			15,813,750	2,669,971
Fair value of debt derivative, Ending			0	5,115,280
Warrant [Member]
Fair value of debt derivative, Beginning	$ 175,975	$ 26,903	26,903	22,746
Initial fair value of debt derivative at note issuance
Transfers out of Level 3 upon conversion and settlement of notes
Transfers out of Level 3 upon note modification
Mark-to-market:
Embedded derivative			149,072	4,157
Fair value of debt derivative, Ending			$ 175,975	$ 26,903